10. Payable to Officer and Former Officer (Details A) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payable To Officer Details
Officer pursuant to employment agreement		$ 156,358	$ 156,358
Promissory note to former officer		0	55,000
Total Payable to Officer and Former Officer	$ 156,358	$ 156,358	$ 211,358